Derivatives (Tables)	9 Months Ended
Sep. 30, 2022
Derivatives
Schedule of hedging instruments

	As at
	September 30,	December 31,
(in EUR 000)	2022	2021
call USD (in USD)	22,800	34,350
put USD (in USD)	—	(3,000)
call EUR (in EUR)	—	2,500
put EUR (in EUR)	(20,000)	(30,000)

Schedule of foreign currency swaps

	As at
	September 30,	December 31,
(in EUR 000)	2022	2021
Foreign currency swaps EUR - NIS (in EUR)	1,230	—
Foreign currency swaps EUR - NIS (in NIS)	4,500	—

Schedule of fair value hierarchy hedging instruments

	As at September 30, 2022
(in EUR 000)	Level I	Level II	Level III	Total
Financial assets
Foreign currency forwards	—	66	—	66
Financial liabilities				—
Foreign currency option	—	3,132	—	3,132

Schedule of change in balance of financial assets and financial liabilities	The change in the balance of the financial assets is detailed as follows

(in EUR 000)	2022	2021
Financial asset

Opening value at January 1	—	—
New contracts	—	—
Fair value adjustments	66	—
Closing value at September 30	66	—

The change in the balance of the financial liabilities is detailed as follows:

	2022	2021
Opening value at January 1	654	—
New contracts	—	343
Fair value adjustments	2,558	146
Exchange rate difference	(80)	—
Closing value at September 30	3,132	489